Expense Example {- Fidelity SAI Total Bond Fund} - 08.31 Fidelity SAI Total Bond Fund PRO-03 - Fidelity SAI Total Bond Fund - Fidelity SAI Total Bond Fund	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 32
3 years	100
5 years	174
10 years	$ 393